Net interest income (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Net Interest Income [Line Items]
Net interest income
Net interest income
Year-to-date
USD m 30.6.26 30.6.25
Interest income from loans and deposits
1
11,181 12,345
Interest income from securities financing transactions measured at amortized cost
2
1,443 1,754
Interest income from other financial instruments measured at amortized cost 834 766
Interest income from debt instruments measured at fair value through other comprehensive income 282 71
Interest income from derivative instruments designated as cash flow hedges
(358) (672)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 13,382 14,264
Interest expense on loans and deposits
3
5,710 7,280
Interest expense on securities financing transactions measured at amortized cost
4
1,104 967
Interest expense on debt issued 4,751 5,433
Interest expense on lease liabilities 76 85
Total interest expense from financial instruments measured at amortized cost 11,641 13,765
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 1,740 498
Net interest income from financial instruments measured at fair value through profit or loss and other 2,978 3,096
Total net interest income 4,718 3,595
1 Consists of
interest income
from cash and
balances at
central banks,
amounts due
from banks,
and cash collateral
receivables on
derivative instruments,
as well as
negative interest
on amounts due
to banks,
customer deposits,
and cash collateral
payables on derivative
instruments.
2 Includes interest
income on receivables
from securities financing
transactions and negative
interest, including fees,
on payables from
securities financing transactions.
3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances at central banks, amounts
due from banks, and
cash collateral receivables
on derivative instruments.
4 Includes interest expense on
payables from securities financing
transactions and negative interest,
including
fees, on receivables from securities financing transactions.